Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 2,033	$ 65	$ (1,177)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	4,189	3,636	2,085
Amortization of intangibles	223	182
Amortization of debt issue costs	49	38	40
Stock based compensation - options	666	575	285
Stock based compensation - warrants and restricted stock	263	223	173
Provision for bad debts	2,797	3,053	2,567
Changes in assets and liabilities, net:
(Increase) decrease in accounts receivable, net of write-offs	(7,416)	(9,192)	(5,226)
(Increase) decrease in inventories	(442)	(657)	(315)
(Increase) decrease in other assets	(71)	46	(55)
(Increase) decrease in other current assets	(932)	96	25
Increase (decrease) in accounts payable and other liabilities	868	1,443	1,667
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	2,227	(492)	69
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of intangible assets		(1,037)
Purchases of property and equipment	(2,011)	(2,615)	(897)
NET CASH USED IN INVESTING ACTIVITIES	(2,011)	(3,652)	(897)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances (repayments) from/to revolving credit facility	(4,177)	4,560	456
Restricted cash		500
Repayment of capital lease obligations	(2,606)	(2,187)	(1,579)
Issuance of common stock and warrants for cash , net of transaction expenses	9,533	511	3,482
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,750	3,384	2,359
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,966	(760)	1,531
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,868	2,628	1,097
CASH AND CASH EQUIVALENTS, END OF YEAR	4,834	1,868	2,628
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	1,073	1,108	735
Income taxes paid	17
Equipment leased under capital leases	3,249	2,782	2,950
Common stock issued for intangible asset purchase		$ 1,945